Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	CREATIVE MEDICAL TECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001187953
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0622284
Entity Address Address Line 1	211 E Osborn Road
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85012
City Area Code	480
Local Phone Number	399-2822